Intangible assets (Details 1) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Total goodwill	R$ 2,173
Northeastern Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	668
Southern Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	1,391
E R Plastics [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	39
Wise Plasticos [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	R$ 75